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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10010

Myra L Saul
Associate General Counsel
Law Department
Tel:  212 578-5334
Fax:  212 578-1622

May 1, 2012

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:  MetLife Insurance Company of Connecticut
     MetLife of CT Separate Account Eleven for Variable Annuities ("Registrant") Post-Effective Amendment No. 4 to Form N-4
     Registration No. 333-152189/811-21262
     Statement of Additional Information for Universal Annuity

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the MetLife of CT Separate Account Eleven for Variable Annuities Statement of Additional Information dated April 30, 2012, which was filed electronically on April 4, 2012 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel